Income Taxes - Components of Income Tax Benefit (Expense) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income taxes:
Federal							$ (31)
State					$ 0	$ 0	0
Total income tax benefit (expense)							(31)
Deferred income taxes:
Federal					5,737	77	156
State					(162)	(681)	33
Total deferred income tax benefit (expense)			$ (26,893)	$ (230)	5,575	(604)	189
Total income tax benefit (expense)	$ (15,193)	$ (111)	$ (26,893)	$ (250)	$ 5,575	$ (604)	$ 158